UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments:

Putnam VT Capital Opportunities Fund

The fund's portfolio
3/31/14 (Unaudited)

COMMON STOCKS (98.7%)(a)
	Shares	Value

Aerospace and defense (1.6%)

Engility Holdings, Inc.(NON)	7,485	$337,199

Orbital Sciences Corp.(NON)	8,755	244,265

		581,464
Airlines (4.3%)

Alaska Air Group, Inc.	3,795	354,111

Allegiant Travel Co.	1,630	182,446

JetBlue Airways Corp.(NON)	35,575	309,147

Republic Airways Holdings, Inc.(NON)	28,770	262,958

Spirit Airlines, Inc.(NON)	8,235	489,159

		1,597,821
Auto components (3.1%)

Autoliv, Inc. (Sweden)(S)	2,040	204,714

BorgWarner, Inc.	3,140	193,016

Lear Corp.	4,375	366,275

TRW Automotive Holdings Corp.(NON)	4,820	393,408

		1,157,413
Banks (7.0%)

Associated Banc-Corp.	10,560	190,714

Bancorp, Inc. (The)(NON)	19,119	359,628

Comerica, Inc.	8,105	419,839

East West Bancorp, Inc.	9,810	358,065

First Citizens BancShares, Inc. Class A	812	195,489

Huntington Bancshares, Inc.	33,570	334,693

OFG Bancorp (Puerto Rico)(S)	32,710	562,285

Popular, Inc. (Puerto Rico)(NON)	5,927	183,678

		2,604,391
Biotechnology (0.8%)

Myriad Genetics, Inc.(NON)(S)	8,325	284,632

		284,632
Capital markets (3.2%)

AllianceBernstein Holding LP (Partnership shares)	13,120	327,606

E*Trade Financial Corp.(NON)	4,310	99,216

Janus Capital Group, Inc.	27,615	300,175

Waddell & Reed Financial, Inc. Class A	6,424	472,935

		1,199,932
Chemicals (1.0%)

Koppers Holdings, Inc.	2,415	99,570

Methanex Corp. (Canada)	4,010	256,399

		355,969
Commercial services and supplies (0.7%)

ACCO Brands Corp.(NON)	40,080	246,893

		246,893
Communications equipment (2.0%)

Brocade Communications Systems, Inc.(NON)	48,630	515,964

Polycom, Inc.(NON)	17,490	239,963

		755,927
Construction and engineering (0.9%)

Jacobs Engineering Group, Inc.(NON)	5,305	336,868

		336,868
Consumer finance (0.7%)

Nelnet, Inc. Class A	6,780	277,302

		277,302
Containers and packaging (1.5%)

Owens-Illinois, Inc.(NON)	5,760	194,861

Rock-Tenn Co. Class A	3,550	374,774

		569,635
Diversified consumer services (5.4%)

Apollo Education Group, Inc. Class A(NON)(S)	13,465	461,042

DeVry Education Group, Inc.	8,080	342,511

H&R Block, Inc.	11,003	332,181

ITT Educational Services, Inc.(NON)(S)	7,995	229,297

Strayer Education, Inc.(NON)	14,335	665,574

		2,030,605
Electronic equipment, instruments, and components (1.8%)

Arrow Electronics, Inc.(NON)	6,575	390,292

Avnet, Inc.	5,865	272,898

		663,190
Energy equipment and services (5.2%)

Atwood Oceanics, Inc.(NON)	3,370	169,814

Helmerich & Payne, Inc.(S)	3,315	356,561

Key Energy Services, Inc.(NON)	19,280	178,147

Nabors Industries, Ltd.	19,070	470,076

Oil States International, Inc.(NON)	1,915	188,819

Patterson-UTI Energy, Inc.	9,580	303,494

Superior Energy Services, Inc.	8,730	268,535

		1,935,446
Food and staples retail (0.2%)

Spartan Stores, Inc.	3,542	82,210

		82,210
Gas utilities (1.1%)

Atmos Energy Corp.	4,700	221,511

UGI Corp.(S)	3,770	171,950

		393,461
Health-care equipment and supplies (3.6%)

CareFusion Corp.(NON)	8,755	352,126

Greatbatch, Inc.(NON)	7,010	321,899

PhotoMedex, Inc.(NON)(S)	7,155	113,264

ResMed, Inc.(S)	7,370	329,365

Thoratec Corp.(NON)	6,109	218,763

		1,335,417
Health-care providers and services (7.2%)

Bio-Reference Labs, Inc.(NON)(S)	12,395	343,094

Chemed Corp.	3,265	292,054

Ensign Group, Inc. (The)	5,555	242,420

Hanger, Inc.(NON)	5,625	189,450

Laboratory Corp. of America Holdings(NON)(S)	3,835	376,635

Mednax, Inc.(NON)	5,305	328,804

Owens & Minor, Inc.(S)	5,255	184,083

Patterson Cos., Inc.(S)	7,450	311,112

Select Medical Holdings Corp.	32,310	402,260

		2,669,912
Hotels, restaurants, and leisure (1.6%)

Cheesecake Factory, Inc. (The)	6,307	300,402

International Game Technology	20,155	283,379

		583,781
Household durables (0.8%)

PulteGroup, Inc.	15,155	290,824

		290,824
Household products (0.5%)

Energizer Holdings, Inc.	2,030	204,502

		204,502
Insurance (4.8%)

Aspen Insurance Holdings, Ltd.	4,241	168,368

Endurance Specialty Holdings, Ltd.	2,127	114,496

Genworth Financial, Inc. Class A(NON)	20,810	368,961

HCC Insurance Holdings, Inc.	2,488	113,179

Horace Mann Educators Corp.	4,775	138,475

Protective Life Corp.	3,010	158,296

Stancorp Financial Group	2,391	159,719

Torchmark Corp.	2,660	209,342

Validus Holdings, Ltd.(S)	5,240	197,600

W.R. Berkley Corp.	3,710	154,410

		1,782,846
Internet software and services (1.5%)

Conversant, Inc.(NON)(S)	10,425	293,464

IAC/InterActiveCorp.	3,640	259,860

		553,324
IT Services (3.2%)

Booz Allen Hamilton Holding Corp.	9,060	199,320

Broadridge Financial Solutions, Inc.	6,310	234,353

CACI International, Inc. Class A(NON)(S)	3,420	252,396

Mantech International Corp. Class A	11,585	340,715

NeuStar, Inc. Class A(NON)	5,570	181,081

		1,207,865
Machinery (7.3%)

AGCO Corp.(S)	6,205	342,268

Federal Signal Corp.(NON)	12,850	191,465

Hyster-Yale Materials Holdings, Inc.	2,050	199,875

Kennametal, Inc.	4,425	196,028

Oshkosh Corp.	8,150	479,791

Terex Corp.	6,045	267,794

Timken Co. (The)	3,290	193,386

Valmont Industries, Inc.(S)	2,320	345,309

Wabash National Corp.(NON)	13,780	189,613

WABCO Holdings, Inc.(NON)	3,045	321,430

		2,726,959
Metals and mining (0.9%)

Commercial Metals Co.	7,795	147,170

Kaiser Aluminum Corp.	2,505	178,907

		326,077
Multi-utilities (1.1%)

TECO Energy, Inc.(S)	14,630	250,905

Vectren Corp.	4,160	163,862

		414,767
Multiline retail (1.3%)

Big Lots, Inc.(NON)	8,033	304,210

Dillards, Inc. Class A	1,900	175,560

		479,770
Oil, gas, and consumable fuels (3.9%)

Alon USA Energy, Inc.	14,695	219,543

Delek US Holdings, Inc.	8,866	257,469

Denbury Resources, Inc.	21,215	347,926

HollyFrontier Corp.	3,020	143,692

Whiting Petroleum Corp.(NON)	3,046	211,362

World Fuel Services Corp.	6,545	288,635

		1,468,627
Paper and forest products (1.5%)

Domtar Corp. (Canada)	3,175	356,299

Schweitzer-Mauduit International, Inc.	4,315	183,776

		540,075
Personal products (0.5%)

Inter Parfums, Inc.	4,915	177,972

		177,972
Pharmaceuticals (1.6%)

Jazz Pharmaceuticals PLC(NON)	2,960	410,493

Questcor Pharmaceuticals, Inc.(S)	3,100	201,283

		611,776
Professional services (2.7%)

FTI Consulting, Inc.(NON)	8,585	286,224

Navigant Consulting, Inc.(NON)	19,300	360,138

Towers Watson & Co. Class A	3,055	348,423

		994,785
Real estate investment trusts (REITs) (2.0%)

Brandywine Realty Trust	11,830	171,062

Kimco Realty Corp.	4,660	101,961

Omega Healthcare Investors, Inc.(S)	5,993	200,885

Redwood Trust, Inc.	7,065	143,278

Two Harbors Investment Corp.	11,660	119,515

		736,701
Real estate management and development (1.1%)

Jones Lang LaSalle, Inc.	3,450	408,825

		408,825
Semiconductors and semiconductor equipment (2.8%)

KLA-Tencor Corp.	3,415	236,113

Lam Research Corp.(NON)	6,826	375,430

Omnivision Technologies, Inc.(NON)(S)	9,700	171,690

Skyworks Solutions, Inc.(NON)	6,970	261,514

		1,044,747
Software (1.5%)

FactSet Research Systems, Inc.(S)	2,990	322,352

Manhattan Associates, Inc.(NON)	6,995	245,035

		567,387
Specialty retail (5.9%)

American Eagle Outfitters, Inc.	23,645	289,415

ANN, Inc.(NON)	8,045	333,707

Big 5 Sporting Goods Corp.	9,130	146,537

Buckle, Inc. (The)(S)	3,017	138,179

Cato Corp. (The) Class A	3,747	101,319

Chico's FAS, Inc.	8,290	132,889

Express, Inc.(NON)	16,200	257,256

Foot Locker, Inc.	4,340	203,893

GameStop Corp. Class A(S)	8,195	336,815

Office Depot, Inc.(NON)	65,220	269,359

		2,209,369
Textiles, apparel, and luxury goods (0.9%)

Deckers Outdoor Corp.(NON)(S)	1,731	138,013

Steven Madden, Ltd.(NON)	5,745	206,698

		344,711

Total common stocks (cost $27,955,751)		$36,754,178

SHORT-TERM INVESTMENTS (17.6%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	5,974,283	$5,974,283

Putnam Short Term Investment Fund 0.07%(AFF)	577,249	577,249

Total short-term investments (cost $6,551,532)		$6,551,532

TOTAL INVESTMENTS

Total investments (cost $34,507,283)(b)		$43,305,710

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through March 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $37,240,811.
(b)	The aggregate identified cost on a tax basis is $34,537,821, resulting in gross unrealized appreciation and depreciation of $9,434,003 and $666,114, respectively, or net unrealized appreciation of $8,767,889.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$224,958	$1,365,840	$1,013,549	$37	$577,249
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $5,974,283, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $5,935,987.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$7,096,473	$—	$—
Consumer staples	464,684	—	—
Energy	3,404,073	—	—
Financials	7,009,997	—	—
Health care	4,901,737	—	—
Industrials	6,484,790	—	—
Information technology	4,792,440	—	—
Materials	1,791,756	—	—
Utilities	808,228	—	—
Total common stocks	36,754,178	—	—
Short-term investments	577,249	5,974,283	—

Totals by level	$37,331,427	$5,974,283	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2014